13. EQUITY COMPONENTS	12 Months Ended
Dec. 31, 2019
Equity Components
EQUITY COMPONENTS

13.1 Share capital and reserves

13.1.1 Share capital

On October 2, 2018, the Company’s Extraordinary General Meeting of Shareholders approved a capital reduction through the cancellation of 182,820,250 treasury shares it held as a result of the Share Repurchase Programs, the Company’s capital stock thus decreasing from 2,082,690,514 shares to 1,899,870,264 shares (1,874,434,580 of which are outstanding shares and 25,435,684 treasury shares). This reduction was registered with the IGJ on November 22, 2018. Furthermore, on January 9, 2019, the CNV granted the partial cancellation of the public offering regarding the reduced shares.

On October 1, 2019, the Company’s Extraordinary General Meeting of Shareholders resolved to reduce the capital stock through the cancellation of own shares held in treasury as of the last business day prior to the holding of the meeting which had been acquired under the Share Repurchase Programs dated June 22, 2018, and March 27 and August 12, 2019. In this sense, the capital stock was reduced through the cancellation of 151,997,025 treasury shares, the capital stock thus decreasing from 1,899,870,264 shares to 1,747,873,239 shares. This reduction was registered with the IGJ on November 20, 2019, the partial cancellation by the CNV of the public offering regarding the reduced shares still pending as of December 31, 2019.

As of December 31, 2019, treasury shares amount to 4.05% of the capital stock, of which 65,725,450 shares correspond to the Share Repurchase Program and 5,035,746, to the Stock-based Compensation Plan for officers and other key staff.

13.1.1.1 Publicly traded shares

The Company’s shares are listed for trading on Buenos Aires Stock Exchange, forming part of the Merval Index. Also, on August 5, 2009, the SEC authorized the Company for the registration of ADSs representing 25 common shares each. On October 9, 2009, the Company started to market its ADSs on the NYSE.

The listing of the ADSs with the NYSE is part of the Company’s strategic plan to increase its liquidity and the tradable volume of its shares.

13.1.1.2 Company Share Repurchase Programs

In view of the fact that the Company’s share price does not reflect either the value or the economic reality its assets currently or potentially have, this being detrimental to the interests of the Company’s shareholders, and taking into consideration the Company’s strong cash position and fund availability, the Company’s Board of Directors has approved the share repurchase programs that are detailed below, in all cases taking into consideration that treasury shares may not cumulatively exceed the 10% of the share capital:

1.	April 27, 2018 Share repurchase program: for a maximum amount of U$S 200 million and for an initial term of 120 calendar days; extended on June 22, 2018 for an additional maximum amount of up to U$S 200 million for an initial term of 120 calendar days. Shares may be purchased for a maximum price of the amount, in Argentine pesos, equivalent to U$S 2.40 per common share and U$S 60 per ADR, for the initial program, and U$S 2.20 per common share and U$S 55 per ADR for the extension.
2.	March 27, 2019 Share repurchase program: for a maximum amount of U$S 100 million and for an initial term of 120 calendar days. Shares may be purchased for a maximum price of the amount, in Argentine pesos, equivalent to U$S 1.04 per common share and of U$S 26 per ADR. On June 12, 2019, this program was suspended as the listing of the Company’s shares and ADRs had reached values exceeding the repurchase cap set.
3.	August 12, 2019 Share repurchase program: for a maximum amount of U$S 50 million and for an initial term of 120 calendar days. Shares may be acquired up to a maximum price of the equivalent in pesos of U$S 1 per common share and U$S 25 per ADR. The maximum amount was extended to U$S 65 million on August 30, 2019.
4.	November 8, 2019 Share repurchase program: for a maximum amount of U$S 50 million and for an initial term of 120 calendar days. Shares may be acquired up to a maximum price of the equivalent in pesos of U$S 0.58 per common share and U$S 14.50 per ADR.

As part of the Share Repurchase Program, during fiscal years ended December 31, 2019 and 2018, the Company acquired the equivalent of 197,612,900 and 202,929,825 own shares for an amount of $ 7,070 million and $ 12,275 million, respectively.

13.1.1.3 Stock-based Compensation Plan

During the fiscal years ended December 31, 2018 and 2017, the Company repurchased 3,000,000 and 2,500,000 shares, respectively, corresponding to the Stock-based Compensation Plan benefiting officers and other key staff for an amount of $ 260 million and $ 126 million, respectively. As of December 31, 2019, the Company delivered the equivalent of 464,254 own shares as payments under this plan (see Note 19.2).

13.1.2 Other reserves

13.1.2.1 Acquisition of own ADRs by Edenor

On April 8, 2019, Edenor’s Board of Directors approved a new Share Repurchase Program for a maximum amount of $ 800 million and an initial term of 120 calendar days as from April 9, 2019. Under this program, treasury shares may not together exceed the 10% of the capital stock cap, and may be acquired up to a maximum price of the equivalent in pesos of U$S 23 per ADR or the amount in pesos equivalent to U$S 1.15 per common share.

In its meeting held on June 12, 2019, Edenor’s Board of Directors resolved to early terminate the term timely stipulated for the acquisition of own shares.

As of December 31, 2019, Edenor holds 31,380,871 Series B treasury shares, of which 8,269,740 have been acquired in this fiscal year, for a total amount of $ 599 million restated at constant currency.

13.1.2.2 Acquisition of Edenor’s ADRs by the Company

During the fiscal years ended December 31, 2019 and 2018, the Company acquired a total number of 1,179,491 and 346,270 Edenor’s ADRs, each one equivalent to 20 Series B common shares, at an acquisition cost of U$S 6 million and U$S 9 million, respectively.

13.2           Earnings per share

13.2.1 Basic

Basic earnings per share are calculated by dividing the result attributable to the Company’s equity interest holders by the weighted average of outstanding common shares during the year.

13.2.2 Diluted

Diluted earnings per share are calculated by adjusting the weighted average of outstanding common shares to reflect the conversion of all dilutive potential common shares.

Potential common shares will be deemed dilutive only when their conversion into common shares may reduce the earnings per share or increase losses per share of the continuing business. Potential common shares will be deemed anti-dilutive when their conversion into common shares may result in an increase in the earnings per share or a decrease in the losses per share of the continuing operations.

The calculation of diluted earnings per share does not entail a conversion, the exercise or another issuance of shares which may have an anti-dilutive effect on the losses per share, or where the option exercise price is higher than the average price of ordinary shares during the period, no dilutive effect is recorded, being the diluted earnings per share equal to the basic. As of December 31, 2019, 2018 and 2017, the Company does not hold any significant potential dilutive shares, therefore there are no differences with the basic earning per share.

	12.31.2019	12.31.2018	12.31.2017
Earning for continuing operations attributable to the equity holders of the Company	692	146	341
Weighted average amount of outstanding shares	48	52	51
Basic and diluted earnings per share from continuing operations	14.42	2.81	6.69

Earning (loss) for discontinued operations attributable to the equity holders of the Company	-	78	(55)
Weighted average amount of outstanding shares	48	52	51
Basic and diluted earnings (loss) per share from discontinued operations	-	1.50	(1.07)

Total earning attributable to the equity holders of the Company	692	224	286
Weighted average amount of outstanding shares	48	52	51
Basic and diluted earnings per share	14.42	4.31	5.61

13.3 profit distributions

13.3.1 Dividends

Pursuant to Law No. 27,430, enacted in December 2017, and the suspension provided for by Law No. 27,541 (Note 2.6.1.2), dividends distributed to individuals, undivided estates or beneficiaries residing abroad, derived from profits generated during fiscal years beginning on or after January 1, 2018 through December 31, 2021, are subject to a 7% withholding tax. The distribution of dividends is made based on the Company’s Stand-Alone Financial Statements.